Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [Line Items]
Redemption on non-cumulative subordinated notes		€ 90
United States corporate income tax rate		35.00%
Total impact of tax rate changes		€ 1,034
Tax effect through profit and loss		554
Tax effect through other comprehensive income		479
Increase (decrease) in deferred tax liability			€ (1,197)
Deferred tax assets recognized for tax losses, gross		125	79
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross		40	43
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount		8	8
Changes in tax rates or tax laws enacted or announced [member]
Deferred tax assets and liabilities [Line Items]
United States corporate income tax rate	21.00%
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross		26	85
Deferred tax assets recognized for tax losses, tax		6	15
Taxable temporary differences [member] | Defined benefit plans and Other items [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross		29	46
Gross amounts		162	261
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross		1,770	1,771
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount		€ 361	€ 441